GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure Of Goodwill And Intangible Assets [Abstract]
Decrease in gross intangible assets	$ 26,280,000